Related party transactions (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Due from related parties	$ 109,755	$ 110,958
Zhejiang Yili Yuncang Holding Group Co Ltd [Member]
Due from related parties	96,649	103,417
FarmNet [Member]
Due from related parties	4,100	4,100
Epakia Canada Inc [Member]
Due from related parties	2,996	2,996
Shanghai Zhongjian Yiting Medical Health Technology Partnership [Member]
Due from related parties	312	308
Dehong Zhang [Member]
Due from related parties	138	137
Forasen Group Co., Ltd [Member]
Due from related parties	2,194	0
Zhang Dexian [Member]
Due from related parties	1,385	0
Zhang Bin [Member]
Due from related parties	1,150	0
Lu Zhimin [Member]
Due from related parties	$ 831	$ 0